BASIS OF PRESENTATION (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Minimum
Sponsorship agreement
Number of banks that provide the Company sponsorship into the card networks	1
Fifth Third
Principles of consolidation
Ownership percentage by non-controlling interest		48.93%
Sponsorship agreement
Sponsorship agreement term	10 years	10 years
Vantiv Holding
Principles of consolidation
Ownership percentage by parent	60.61%	50.93%
Vantiv Holding | Fifth Third
Principles of consolidation
Ownership percentage by non-controlling interest	39.39%	48.93%
Vantiv Holding | JPDN
Principles of consolidation
Ownership percentage by non-controlling interest		0.14%